CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balances at beginning of period at Dec. 31, 2009 (as previously reported [Member])	$ 1,086,582	$ 1,232	$ 1,882,377	$ (29,187)	$ (766,975)	$ (865)
Balances at beginning of period at Dec. 31, 2009	1,083,533	1,232	1,882,377	(29,187)	(770,024)	(865)
Balances at beginning of period - shares (in share) at Dec. 31, 2009	123,206,000
Compensation expense related to restricted stock grants	20,759	0	20,759	0	0	0
Net loss	(49,886)	0	0	0	(49,886)	0
Net loss at Jan. 01, 2010 (as previously reported [Member])	(48,901)
Issuance of common stock under Associate Stock Purchase Plan	1,020	1	1,019	0	0	0
Issuance of common stock under Associate Stock Purchase Plan - shares (in shares)	63,000
Restricted stock, net	0	10	(10)	0	0	0
Restricted stock, net - shares (in shares)	1,048,000
Reclassification of realized gain on marketable securities - restricted into earnings	0
Reclassification of net gains on derivatives into earnings	505	0	0	0	0	505
Amortization of payments from settlement of forward interest rate swaps	376	0	0	0	0	376
Other	344	0	1	0	0	343
Balances at end of period at Dec. 31, 2010	1,055,963	1,243	1,904,144	(29,187)	(819,910)	(327)
Balances at end of period - shares (in shares) at Dec. 31, 2010	124,317,000
Compensation expense related to restricted stock grants	19,856	0	19,856	0	0	0
Net loss	(69,050)	0	0	0	(69,050)	0
Net loss at Jan. 01, 2011 (as previously reported [Member])	(68,175)
Common stock issued in connection with an acquisition	1,538	1	1,537	0	0	0
Common stock issued in connection with an acquisition (in shares)	97,000
Equity component of convertible notes, net	76,801	0	76,801	0	0	0
Adjustments to additional paid in capital purchase of bond hedge	(77,007)	0	(77,007)	0	0	0
Issuance of warrants	45,066	0	45,066	0	0	0
Issuance of common stock under Associate Stock Purchase Plan	1,258	0	1,258	0	0	0
Issuance of common stock under Associate Stock Purchase Plan - shares (in shares)	68,000
Restricted stock, net	0	10	(10)	0	0	0
Restricted stock, net - shares (in shares)	2,089,000
Unrealized loss on marketable securities - restricted	(998)	0	0	0	0	(998)
Reclassification of realized gain on marketable securities - restricted into earnings	0
Reclassification of net gains on derivatives into earnings	134	0	0	0	0	134
Amortization of payments from settlement of forward interest rate swaps	376	0	0	0	0	376
Purchase of treasury stock	17,613	0	0	17,613	0	0
Purchase of treasury stock (in shares)	1,217,100
Other	1,025	0	825	0	0	200
Balances at end of period at Dec. 31, 2011	1,035,299	1,254	1,970,820	(46,800)	(888,960)	(1,015)
Balances at end of period - shares (in shares) at Dec. 31, 2011	125,354,137
Compensation expense related to restricted stock grants	25,520	0	25,520	0	0	0
Net loss	(66,467)	0	0	0	(66,467)	0
Net loss at Jan. 01, 2012 (as previously reported [Member])	(65,645)
Issuance of common stock under Associate Stock Purchase Plan	1,401	0	1,401	0	0	0
Issuance of common stock under Associate Stock Purchase Plan - shares (in shares)	74,000
Restricted stock, net	(87)	13	(100)	0	0	0
Restricted stock, net - shares (in shares)	1,261,000
Unrealized loss on marketable securities - restricted	1,846	0	0	0	0	1,846
Reclassification of realized gain on marketable securities - restricted into earnings	(848)	0	0	0	0	(848)
Reclassification of net gains on derivatives into earnings	(79)	0	0	0	0	(79)
Amortization of payments from settlement of forward interest rate swaps	179	0	0	0	0	179
Other	(222)	0	(305)	0	0	83
Balances at end of period at Dec. 31, 2012	$ 996,986	$ 1,267	$ 1,997,946	$ (46,800)	$ (955,427)	$ 0
Balances at end of period - shares (in shares) at Dec. 31, 2012	126,689,545